POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 20, 2017 TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

(each, a “Fund”)

Intercontinental Exchange’s (“ICE”) acquisition of the BofA Merrill Lynch Global Research FICC index platform closed on October 20, 2017, and indexes have been rebranded.

Accordingly, all references to The BofA Merrill Lynch 0-5 Year US Corporate Index, The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index, The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index, Blended – The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index, Blended - The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index, The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index, Blended - The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index, and Blended - The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index are replaced with the new names of the indexes as set forth in the table below.

Name of Fund	Current Name of Index	New Name of Index
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	The BofA Merrill Lynch 0-5 Year US Corporate Index	ICE BofAML 0-5 Year US Corporate Index

PowerShares Global Short Term High Yield Bond Portfolio	The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index	ICE BofAML 0-5 Year US High Yield Constrained Index

PowerShares California AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index	ICE BofAML California Long-Term Core Plus Municipal Securities Index

	Blended – The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index	Blended - ICE BofAML California Long-Term Core Plus Municipal Securities Index

PowerShares Preferred Portfolio	The BofA Merill Lynch Core Plus Fixed Rate Preferred Securities Index	ICE BofAML Core Plus Fixed Rate Preferred Securities Index

	Blended – The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index	Blended - ICE BofAML Core Plus Fixed Rate Preferred Securities Index

PowerShares National AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index	ICE BofAML National Long-Term Core Plus Municipal Securities Index

	Blended – The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index	Blended - ICE BofAML National Long-Term Core Plus Municipal Securities Index

PowerShares New York AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index	ICE BofAML New York Long-Term Core Plus Municipal Securities Index

	Blended – The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index	Blended - ICE BofAML New York Long-Term Core Plus Municipal Securities Index

There will be no change to the methodology of the indexes for a Fund.

Additionally, all references to Merrill Lynch, Pierce, Fenner & Smith Incorporated and BofA Merrill Lynch are replaced with ICE Data Indices, LLC and ICE BofAML, respectively.

Please Retain This Supplement for Future Reference.

P-PS-FIX-SUP-6 112017

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 20, 2017 TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2017

PowerShares Taxable Municipal Bond Portfolio (“the Fund”)

Intercontinental Exchange’s (“ICE”) acquisition of the BofA Merrill Lynch Global Research FICC index platform closed on October 20, 2017, and indexes have been rebranded.

Accordingly, all references to The BofA Merrill Lynch US Taxable Municipal Securities Plus Index, The BofA Merrill Lynch Build America Bond Index and The BofA Merrill Lynch U.S. Corporate Master Index are replaced with the new names of the indexes as set forth below in the table below.

Current Name of Index	New Name of Index
The BofA Merrill Lynch US Taxable Municipal Securities Plus Index	ICE BofAML US Taxable Municipal Securities Plus Index

The BofA Merrill Lynch Build America Bond Index	ICE BofAML Build America Bond Index

The BofA Merrill Lynch U.S. Corporate Master Index	ICE BofAML U.S. Corporate Master Index

There will be no change to the methodology of the indexes for the Fund.

Additionally, all references to Merrill Lynch, Pierce, Fenner & Smith Incorporated and BofA Merrill Lynch are replaced with ICE Data Indices, LLC and ICE BofAML, respectively.

Please Retain This Supplement for Future Reference.

P-PS-BAB-SUP-3 112017

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 20, 2017

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED

SEPTEMBER 22, 2017

PowerShares PureBetaSM US Aggregate Bond Portfolio (the “Fund”)

Intercontinental Exchange’s (“ICE”) acquisition of the BofA Merrill Lynch Global Research FICC index platform closed on October 20, 2017, and indexes have been rebranded.

Accordingly, all references to The BofA Merrill Lynch US Broad Market IndexSM are replaced with ICE BofAML US Broad Market IndexSM. There will be no change to the methodology of the underlying index for the Fund.

Additionally, all references to Merrill Lynch, Pierce, Fenner & Smith Incorporated and BofA Merrill Lynch are replaced with ICE Data Indices, LLC and ICE BofAML, respectively.

Please Retain This Supplement for Future Reference.

P-PBND-SUP-1 112017

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 20, 2017 TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 15, 2017

PowerShares PureBetaSM 0-5 Yr US TIPS Portfolio (the “Fund”)

Intercontinental Exchange’s (“ICE”) acquisition of the BofA Merrill Lynch Global Research FICC index platform closed on October 20, 2017, and indexes have been rebranded.

Accordingly, all references to The BofA Merrill Lynch 0-5 Year US Inflation-Linked Treasury IndexSM are replaced with ICE BofAML 0-5 Year US Inflation-Linked Treasury IndexSM. There will be no change to the methodology of the underlying index for the Fund.

Additionally, all references to Merrill Lynch, Pierce, Fenner & Smith Incorporated and BofA Merrill Lynch are replaced with ICE Data Indices, LLC and ICE BofAML, respectively.

Please Retain This Supplement for Future Reference.

P-PBTP-SUP-1 112017